Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Interest income [Abstract]
Table of Interest Income
24.1. Interest income

	2023	2022	2021
Interest from government securities	1,148,563,753	798,761,165	324,244,033
Premium for reverse repurchase agreements	388,218,226	99,209,289	228,093,675
CER clause adjustment (1)	378,917,667	255,612,556	111,126,397
Interest from commercial papers	332,571,766	123,306,207	89,199,264
Interest from credit card loans	280,546,581	194,999,904	155,021,093
Interest from overdrafts	175,982,067	89,584,141	51,366,573
Interest from other loans	169,865,129	138,280,663	103,005,923
Interest from consumer loans	130,268,098	99,886,476	88,207,800
UVA clause adjustment (2)	111,676,303	97,727,166	84,583,069
Interest from pleage loans	36,795,436	33,043,342	33,786,748
Interest from financial leases	9,455,935	6,140,145	5,805,600
Interest from mortgage loans	6,461,673	9,474,404	10,442,566
Interest on loans to the financial institutions	6,405,275	7,770,983	5,732,491
Interest from private securities	3,463,339	2,064,035	950,574
Interest from loans for the prefinancing and financing of exports	2,404,576	2,260,264	5,936,147
Interest from cash and bank deposits	4,560	—	—
Other financial interest income	2,346,272	1,710,489	5,247,570

TOTAL	3,183,946,656	1,959,831,229	1,302,749,523

(1)	CER (Reference stabilitation coefficient) adjustment clause based on the variation of the consumer price index.
(2)	UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.

Table of Interest Expenses
24.2. Interest expenses

	2023	2022	2021
Interest from time deposits	1,163,622,989	666,796,740	414,778,905
Interest from current and savings accounts deposits	318,699,068	128,512,077	86,892,920
UVA clause adjustment (1)	42,734,378	78,198,789	28,655,063
Interest from bank loans	25,305,718	27,087,785	16,185,121
Interest from other financial liabilities	4,614,829	2,097,053	5,120,469
Interest on the lease liability	1,699,151	1,935,792	2,812,644
Premium for reverse repurchase agreements	24,987	83,678	17,173
Other financial interest expense	13,162	19,379	25,908

TOTAL	1,556,714,282	904,731,293	554,488,203

(1)	UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.